Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets
Advance payments	₩ 164,950	₩ 148,299
Prepaid expenses	241,078	255,464
Others	5,998	13,471
Less: Non-current	(107,165)	(106,099)
Current	304,860	311,135
Other liabilities
Advances received	375,792	281,071
Withholdings	85,142	89,679
Unearned revenue	23,036	24,142
Others	11,629	6,160
Less: Non-current	(237,284)	(58,761)
Current	₩ 258,315	₩ 342,291